Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Currently paid or payable	$ 3,388,125	$ 2,086,702
Deferred expense	48,470	351,928
Total income tax expense	$ 3,436,595	$ 2,438,630